ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Derivative Liability

Risk Free Interest Rate	3.89%
Expected Term	(2.03) – (2.66) Yrs
Expected Volatility	882.14%
Expected Dividends	0

Schedule of Derivative liability
Risk Free Interest Rate	3.48%
Expected Term	(2.28) – (2.90) Yrs
Expected Volatility	895.05%
Expected Dividends	0

Risk Free Interest Rate	3.89%
Expected Term	(0.30) – (2.33) Yrs
Expected Volatility	868.81%
Expected Dividends